WARRANTS (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Warrants [Table Text Block]

The fair value of the outstanding warrants at June 30, 2013 was calculated using the Black Scholes Model with the following assumptions:

Market price per share (USD/share)	2.10
Exercise price (USD/share)	$4.00, $9.60, $10.00
Risk free rate	0.66%, 0.36%, 0.36%
Dividend yield	-
Expected term/Contractual life (years)	3.53, 1.81, 1.81
Expected volatility	189.0%

Fair Value, by Balance Sheet Grouping [Table Text Block]

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2013 and December 31, 2012.

	Carrying Value at June 30, 2013	Fair Value Measurement at June 30, 2013
		Level 1	Level 2	Level 3
Warrants liability	$378,579	$-	$378,579	$-

	Carrying Value at December 31, 2012	Fair Value Measurement at December 31, 2012
		Level 1	Level 2	Level 3
Warrants liability	$374,166	$-	$374,166	$-

Schedule of Warrant Activity [Table Text Block]

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs:

	June 30, 2013	December 31, 2012
	US$	US$
Beginning balance	374,166	96,469
Warrants issued		97,505
Fair value change of the issued warrants included in earnings	4,413	180,192
Ending balance	378,579	374,166

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

Following is a summary of the warrants activity:

	Number	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
Outstanding as of January 1, 2012	157,500	$
Granted	100,000
Forfeited	-
Exercised	-
Outstanding as of December 31, 2012	257,500		$7.66	2.97
Granted	-
Forfeited	-
Exercised	-
Outstanding as of June 30, 2013	257,500		$7.66	2.48